LEASES - Operating Lease Maturity Schedule (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 3,258
2025	3,504
2026	2,899
2027	2,452
2028	2,504
Thereafter	6,721
Total future minimum lease payments	21,338
Less: Imputed Interest	3,407
Total reported lease liability	$ 17,931